Derivative instruments - (Gain) loss on derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative instruments
Realized gain on contracts settled during the year	$ (141,648)	$ (345,318)
Reversal of opening contracts settled during the year	4,886	284,096
Unwinding of contracts assumed in acquisitions	13,376
Unrealized loss (gain) on contracts outstanding at the end of the year	(134,561)	168,762
(Gain) loss on derivative instruments	$ (257,947)	$ 107,540